Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt by Issuance

	As of December 31,
	2012	2011
Short-Term Debt
4.625% Notes, due 2013	$320	$—
Long-Term Debt
Senior Notes and Debentures
4.625% Notes, due 2013	—	320
4.75% Notes, due 2014	200	200
4.0% Notes, due 2015	300	300
7.3% Notes, due 2015	200	200
5.5% Notes, due 2016	300	300
5.375% Notes, due 2017	499	499
4.0% Notes, due 2017	325	—
6.3% Notes, due 2018	500	500
6.0% Notes, due 2019	500	500
5.5% Notes, due 2020	499	499
5.125% Notes, due 2022	796	—
7.65% Notes, due 2027	149	149
7.375% Notes, due 2031	92	92
5.95% Notes, due 2036	298	298
6.625% Notes, due 2040	299	299
6.1% Notes, due 2041	325	325
6.625% Notes, due 2042	424	—
Total Senior Notes and Debentures	5,706	4,481
Junior Subordinated Debentures
7.875% Notes, due 2042	600	—
8.125% Notes, due 2068	500	500
10.0% Notes, due 2068	—	1,235
Total Junior Subordinated Debentures	1,100	1,735
Total Long-Term Debt	$6,806	$6,216

Interest Expense

	For the years ended December 31,
	2012	2011	2010
Long-term debt	$457	$508	$508
Total interest expense	$457	$508	$508

Long-Term Debt Maturities

2013	$320
2014	200
2015	500
2016	300
2017	825
Thereafter	5,075

Commercial Paper and Revolving Credit Facility

	Effective Date	Expiration Date	Maximum Available December 31,		Outstanding December 31,
Description			2012	2011	2012	2011
Commercial Paper
The Hartford	11/10/1986	N/A	$2,000	$2,000	$—	$—
Revolving Credit Facility
4-year revolving credit facility	1/6/2012	1/6/2016	1,750	—	—	—
5-year revolving credit facility [1]	8/9/2007	8/9/2012	—	1,900	—	—
Total Commercial Paper and Revolving Credit Facility			$3,750	$3,900	$—	$—
[1] Terminated in January 2012.